Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
December 31, 2023
ADESII-NPRT1-0224
1.827902.118
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	160,500	6,319,366
Verizon Communications, Inc.	186,106	7,016,196
		13,335,562
Entertainment - 1.0%
The Walt Disney Co.	198,100	17,886,449
Universal Music Group NV	774,200	22,101,189
		39,987,638
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (b)	554,200	77,416,198
Class C (b)	509,860	71,854,570
Match Group, Inc. (b)	307,700	11,231,050
Meta Platforms, Inc. Class A (b)	250,639	88,716,180
Snap, Inc. Class A (b)	981,334	16,613,985
		265,831,983
Media - 2.4%
Charter Communications, Inc. Class A (b)	8,200	3,187,176
Comcast Corp. Class A	1,819,300	79,776,305
Interpublic Group of Companies, Inc.	476,600	15,556,224
		98,519,705
TOTAL COMMUNICATION SERVICES		417,674,888
CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.1%
BorgWarner, Inc.	156,160	5,598,336
Automobiles - 0.1%
General Motors Co.	82,600	2,966,992
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	37,600	5,712,944
Hotels, Restaurants & Leisure - 2.1%
Amadeus IT Holding SA Class A	113,600	8,136,518
Booking Holdings, Inc. (b)	14,200	50,370,524
Expedia, Inc. (b)	68,200	10,352,078
Marriott International, Inc. Class A	62,900	14,184,579
Starbucks Corp.	53,200	5,107,732
		88,151,431
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	85,100	8,807,850
Sony Group Corp. sponsored ADR	44,500	4,213,705
Whirlpool Corp.	17,600	2,143,152
		15,164,707
Specialty Retail - 1.0%
Lowe's Companies, Inc.	161,800	36,008,590
RH (b)	9,900	2,885,652
		38,894,242
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	9,400	1,298,367
NIKE, Inc. Class B	33,200	3,604,524
		4,902,891
TOTAL CONSUMER DISCRETIONARY		161,391,543
CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Diageo PLC sponsored ADR	99,200	14,449,472
Keurig Dr. Pepper, Inc.	517,800	17,253,096
The Coca-Cola Co.	565,200	33,307,236
		65,009,804
Consumer Staples Distribution & Retail - 1.6%
Performance Food Group Co. (b)	138,200	9,556,530
Sysco Corp.	293,600	21,470,968
Target Corp.	94,900	13,515,658
U.S. Foods Holding Corp. (b)	174,700	7,933,127
Walmart, Inc.	90,700	14,298,855
		66,775,138
Household Products - 0.0%
Procter & Gamble Co.	5,100	747,354
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	76,100	11,129,625
Haleon PLC ADR (c)	2,919,300	24,025,839
Kenvue, Inc.	1,341,613	28,884,928
		64,040,392
Tobacco - 0.7%
Altria Group, Inc.	584,200	23,566,628
Philip Morris International, Inc.	37,300	3,509,184
		27,075,812
TOTAL CONSUMER STAPLES		223,648,500
ENERGY - 9.8%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	47,600	3,432,436
Oil, Gas & Consumable Fuels - 9.7%
Exxon Mobil Corp.	2,488,600	248,810,228
Hess Corp.	414,620	59,771,619
Imperial Oil Ltd.	555,100	31,620,654
Kosmos Energy Ltd. (b)	3,069,501	20,596,352
MEG Energy Corp. (b)	933,100	16,668,410
Shell PLC ADR	375,300	24,694,740
		402,162,003
TOTAL ENERGY		405,594,439
FINANCIALS - 17.7%
Banks - 12.2%
Bank of America Corp.	3,309,015	111,414,535
JPMorgan Chase & Co.	288,700	49,107,870
M&T Bank Corp.	71,600	9,814,928
PNC Financial Services Group, Inc.	295,816	45,807,108
Truist Financial Corp.	348,926	12,882,348
U.S. Bancorp	793,242	34,331,514
Wells Fargo & Co.	4,879,350	240,161,607
		503,519,910
Capital Markets - 2.1%
Charles Schwab Corp.	41,200	2,834,560
CME Group, Inc.	5,100	1,074,060
KKR & Co. LP	374,685	31,042,652
Moody's Corp.	4,500	1,757,520
Morgan Stanley	133,600	12,458,200
Northern Trust Corp.	381,195	32,165,234
Raymond James Financial, Inc.	51,050	5,692,075
State Street Corp.	22,690	1,757,567
		88,781,868
Financial Services - 3.2%
Edenred SA	242,100	14,469,797
Fidelity National Information Services, Inc.	158,400	9,515,088
Global Payments, Inc.	30,700	3,898,900
MasterCard, Inc. Class A	38,600	16,463,286
PayPal Holdings, Inc. (b)	102,100	6,269,961
Visa, Inc. Class A	306,800	79,875,380
		130,492,412
Insurance - 0.2%
Arthur J. Gallagher & Co.	3,600	809,568
Chubb Ltd.	40,200	9,085,200
		9,894,768
TOTAL FINANCIALS		732,688,958
HEALTH CARE - 12.1%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	43,000	8,230,630
Argenx SE ADR (b)	6,600	2,510,838
Insmed, Inc. (b)	157,479	4,880,274
Vaxcyte, Inc. (b)	104,600	6,568,880
Verve Therapeutics, Inc. (b)(c)	66,900	932,586
		23,123,208
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	25,700	2,828,799
Becton, Dickinson & Co.	40,600	9,899,498
Boston Scientific Corp. (b)	1,047,251	60,541,580
GE Healthcare Holding LLC	49,850	3,854,402
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	183,551	4,282,245
		81,406,524
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	240,700	24,262,560
Centene Corp. (b)	34,000	2,523,140
Cigna Group	170,900	51,176,005
CVS Health Corp.	287,300	22,685,208
Guardant Health, Inc. (b)	80,400	2,174,820
Humana, Inc.	14,000	6,409,340
McKesson Corp.	86,180	39,899,616
UnitedHealth Group, Inc.	150,800	79,391,676
		228,522,365
Life Sciences Tools & Services - 0.4%
Danaher Corp.	71,400	16,517,676
Thermo Fisher Scientific, Inc.	3,500	1,857,765
		18,375,441
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	928,400	47,636,204
Eli Lilly & Co.	55,820	32,538,594
GSK PLC sponsored ADR	753,100	27,909,886
Johnson & Johnson	192,657	30,197,058
Sanofi SA sponsored ADR	46,200	2,297,526
UCB SA	100,500	8,753,716
		149,332,984
TOTAL HEALTH CARE		500,760,522
INDUSTRIALS - 15.7%
Aerospace & Defense - 4.2%
Airbus Group NV	170,600	26,355,719
General Dynamics Corp.	49,300	12,801,731
Huntington Ingalls Industries, Inc.	35,000	9,087,400
Safran SA	29,100	5,130,633
Textron, Inc.	36,800	2,959,456
The Boeing Co. (b)	446,000	116,254,360
		172,589,299
Air Freight & Logistics - 1.5%
FedEx Corp.	78,400	19,832,848
United Parcel Service, Inc. Class B	279,700	43,977,231
		63,810,079
Building Products - 0.1%
Johnson Controls International PLC	52,400	3,020,336
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	307,100	4,652,565
Veralto Corp.	25,833	2,125,023
		6,777,588
Electrical Equipment - 1.6%
Acuity Brands, Inc.	58,700	12,023,521
Hubbell, Inc. Class B	43,218	14,215,697
Regal Rexnord Corp.	68,300	10,109,766
Vertiv Holdings Co.	589,900	28,332,897
		64,681,881
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	290,200	16,730,030
Industrial Conglomerates - 6.4%
3M Co.	33,900	3,705,948
General Electric Co.	2,054,659	262,236,128
		265,942,076
Machinery - 0.9%
Chart Industries, Inc. (b)	42,600	5,807,658
Cummins, Inc.	24,400	5,845,508
Fortive Corp.	112,100	8,253,923
Nordson Corp.	6,800	1,796,288
Otis Worldwide Corp.	71,750	6,419,473
Stanley Black & Decker, Inc.	34,900	3,423,690
Westinghouse Air Brake Tech Co.	34,202	4,340,234
		35,886,774
Passenger Airlines - 0.1%
Copa Holdings SA Class A	13,500	1,435,185
Ryanair Holdings PLC sponsored ADR (b)	34,400	4,587,584
		6,022,769
Professional Services - 0.3%
Equifax, Inc.	15,900	3,931,911
Genpact Ltd.	145,400	5,046,834
Paycom Software, Inc.	10,600	2,191,232
		11,169,977
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	149,599	2,000,873
TOTAL INDUSTRIALS		648,631,682
INFORMATION TECHNOLOGY - 18.7%
IT Services - 0.4%
EPAM Systems, Inc. (b)	9,300	2,765,262
IBM Corp.	43,000	7,032,650
Snowflake, Inc. (b)	3,300	656,700
Twilio, Inc. Class A (b)	80,000	6,069,600
		16,524,212
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	46,200	9,173,472
Applied Materials, Inc.	88,000	14,262,160
Broadcom, Inc.	14,000	15,627,500
Lam Research Corp.	15,700	12,297,182
Marvell Technology, Inc.	477,367	28,790,004
NVIDIA Corp.	124,600	61,704,412
Qualcomm, Inc.	107,390	15,531,816
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	129,900	13,509,600
		170,896,146
Software - 11.1%
Adobe, Inc. (b)	66,600	39,733,560
Autodesk, Inc. (b)	46,100	11,224,428
DoubleVerify Holdings, Inc. (b)	64,200	2,361,276
Elastic NV (b)	100,300	11,303,810
Intuit, Inc.	23,100	14,438,193
Microsoft Corp.	853,800	321,062,953
Oracle Corp.	23,800	2,509,234
PTC, Inc. (b)	37,900	6,630,984
Sage Group PLC	183,800	2,746,941
Salesforce, Inc. (b)	17,700	4,657,578
SAP SE sponsored ADR	253,300	39,157,647
Workday, Inc. Class A (b)	12,900	3,561,174
		459,387,778
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	639,000	123,026,670
Samsung Electronics Co. Ltd.	84,220	5,105,780
		128,132,450
TOTAL INFORMATION TECHNOLOGY		774,940,586
MATERIALS - 2.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	1,500	410,700
DuPont de Nemours, Inc.	195,400	15,032,122
Sherwin-Williams Co.	7,400	2,308,060
		17,750,882
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	2,250,300	18,426,290
Freeport-McMoRan, Inc.	1,085,479	46,208,841
Ivanhoe Mines Ltd. (b)	803,700	7,794,079
		72,429,210
TOTAL MATERIALS		90,180,092
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	52,300	11,290,524
Crown Castle International Corp.	135,400	15,596,726
Equinix, Inc.	1,400	1,127,546
Simon Property Group, Inc.	134,200	19,142,288
		47,157,084
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	8,700	844,248
Entergy Corp.	32,200	3,258,318
PG&E Corp.	227,300	4,098,219
Southern Co.	470,500	32,991,460
		41,192,245
Multi-Utilities - 0.0%
Sempra	18,600	1,389,978
TOTAL UTILITIES		42,582,223
TOTAL COMMON STOCKS (Cost $2,355,305,325)		4,045,250,517

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	5,200	173,368

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	409,000	7,546,050

TOTAL PREFERRED STOCKS (Cost $4,813,943)		7,719,418

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	80,145,665	80,161,694
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	1,363,995	1,364,131
TOTAL MONEY MARKET FUNDS (Cost $81,525,825)		81,525,825

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,441,645,093)	4,134,495,760
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,932,583
NET ASSETS - 100.0%	4,136,428,343

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,319,366 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,368 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	220,866

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	69,621,984	67,311,307	56,771,597	812,118	-	-	80,161,694	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	38,411,956	72,366,787	109,414,612	46,119	-	-	1,364,131	0.0%
Total	108,033,940	139,678,094	166,186,209	858,237	-	-	81,525,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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